UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Exact Name of Registrant as Specified In Its Charter)

385 East Colorado Boulevard

Pasadena, CA 91101

Address of Principal Executive Offices:

Charles A. Ruys de Perez

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

Item 1 – Schedule of Investments

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

September 30, 2008 (Unaudited)

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — 106.5%
U.S. Government and Agency Obligations — 86.1%
Treasury Inflation-Protected SecuritiesA — 86.1%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	$58,334,723	$57,304,765	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	88,413,547	89,421,992	B
United States Treasury Inflation-Protected Security	2.000%	4/15/12	33,001,710	33,081,640	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	46,663,935	48,570,577	B
United States Treasury Inflation-Protected Security	1.875%	7/15/13	57,105,437	56,935,891	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	48,374,340	47,100,740	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	67,093,033	66,280,603	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	24,330,171	24,535,469	B
United States Treasury Inflation-Protected Security	1.625%	1/15/18	39,272,270	37,198,223	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	167,582,994	153,011,150	B,C
United States Treasury Inflation-Protected Security	1.750%	1/15/28	34,432,784	30,039,918	B

Total U.S. Government and Agency Obligations (Cost — $652,910,359)				643,480,968

U.S. Government Agency Mortgage-Backed Securities — 4.7%
Fixed Rate Securities — 4.7%
Fannie Mae	6.000%	1/1/37 to 6/1/37	34,527,833	35,010,663

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $33,890,245)				35,010,663

Corporate Bonds and Notes — 7.3%
Automobiles — 0.5%
Ford Motor Co.	7.450%	7/16/31	5,000,000	2,150,000	B
General Motors Corp.	8.375%	7/15/33	4,000,000	1,600,000	B

				3,750,000

Consumer Finance — 0.3%
SLM Corp.	6.302%	2/1/10	2,500,000	2,069,825	D

Diversified Financial Services — 1.1%
Bank of America Corp.	8.000%	12/29/49	3,700,000	2,929,908	E
JPMorgan Chase and Co.	7.900%	12/31/49	4,120,000	3,468,546	E
TNK-BP Finance SA	7.875%	3/13/18	2,120,000	1,484,000	F

				7,882,454

Electric Utilities — 0.2%
Energy Future Holdings Corp.	10.875%	11/1/17	4,000	3,610	F
Energy Future Holdings Corp.	11.250%	11/1/17	1,966,000	1,661,270	F,G

				1,664,880

Energy Equipment and Services — 0.5%
EEB International Ltd.	8.750%	10/31/14	4,090,000	4,069,550	B,F

Health Care Providers and Services — 0.6%
Tenet Healthcare Corp.	7.375%	2/1/13	5,000,000	4,550,000	B

Independent Power Producers and Energy Traders — 1.1%
Dynegy Holdings Inc.	8.750%	2/15/12	1,610,000	1,521,450	B
The AES Corp.	8.875%	2/15/11	5,000,000	4,925,000

	Rate	Maturity Date	Par/Shares†	Value
Long-Term Securities — Continued
Corporate Bonds and Notes — Continued
Independent Power Producers and Energy Traders — Continued
TXU Corp.	6.550%	11/15/34	$3,000,000	$1,843,329

				8,289,779

Metals and Mining — 1.3%
CII Carbon LLC	11.125%	11/15/15	2,060,000	2,008,500	F
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	3,460,000	3,408,100
GTL Trade Finance Inc.	7.250%	10/20/17	4,073,000	3,905,152	F

				9,321,752

Oil, Gas and Consumable Fuels — 1.6%
El Paso Corp.	7.750%	1/15/32	5,000,000	4,184,765	B
KazMunaiGaz Exploration Production	8.375%	7/2/13	860,000	739,600	F
Pemex Project Funding Master Trust	6.625%	6/15/35	2,350,000	2,152,106	F
The Williams Cos. Inc.	7.500%	1/15/31	5,000,000	4,549,900

				11,626,371

Thrifts and Mortgage Finance — 0.1%
Residential Capital LLC	9.625%	5/15/15	4,000,000	960,000	F

Total Corporate Bonds and Notes (Cost — $63,607,800)				54,184,611

Yankee BondsH — 5.2%
Commercial Banks — 2.2%
ATF Capital BV	9.250%	2/21/14	4,280,000	3,167,200	F
Glitnir Banki Hf	6.693%	6/15/16	2,540,000	1,344,651	E,F,I
HSBK Europe BV	7.250%	5/3/17	3,280,000	1,968,000	F
HSBK Europe BV	7.250%	5/3/17	1,570,000	974,185	F
ICICI Bank Ltd.	6.375%	4/30/22	1,052,000	726,122	E,F
ICICI Bank Ltd.	6.375%	4/30/22	3,533,000	2,682,497	E,F
Kaupthing Bank Hf	7.125%	5/19/16	4,410,000	2,685,187	F,I
TuranAlem Finance BV	8.250%	1/22/37	2,280,000	1,276,800	F
TuranAlem Finance BV	8.250%	1/22/37	2,830,000	1,584,800	F

				16,409,442

Construction and Engineering — 0.4%
Odebrecht Finance Ltd.	7.500%	10/18/17	2,973,000	2,705,430	F

Diversified Financial Services — 0.2%
Lukoil International Finance BV	6.356%	6/7/17	1,570,000	1,193,200	F
Lukoil International Finance BV	6.656%	6/7/22	570,000	393,300	F

				1,586,500

Diversified Telecommunication Services — 0.7%
Axtel SA	11.000%	12/15/13	325,000	333,938
Axtel SA	7.625%	2/1/17	3,643,000	3,239,356	B,F
UBS Luxembourg SA for OJSC Vimpel Communications	8.250%	5/23/16	1,870,000	1,327,700	F
VIP Finance Ireland Ltd	8.375%	4/30/13	300,000	238,520	F

				5,139,514

Foreign Government — 0.3%
Republic of Argentina	7.000%	9/12/13	3,550,000	2,422,875

	Rate	Maturity Date	Par/Shares†		Value
Long-Term Securities — Continued
Yankee Bonds — Continued
Metals and Mining — 0.6%
Evraz Group SA	8.875%	4/24/13	$1,280,000		$972,800	F
Vale Overseas Ltd.	6.875%	11/21/36	3,390,000		3,017,463
Vedanta Resources PLC	8.750%	1/15/14	870,000		775,866	F

					4,766,129

Oil, Gas and Consumable Fuels — 0.3%
Gazprom	6.212%	11/22/16	1,790,000		1,415,460	F
Gazprom	6.510%	3/7/22	1,430,000		1,029,600	F

					2,445,060

Road and Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV	9.375%	5/1/12	1,010,000		1,030,200

Wireless Telecommunication Services — 0.4%
True Move Co. Ltd.	10.750%	12/16/13	2,040,000		1,377,000	F
True Move Co. Ltd.	10.750%	12/16/13	1,910,000		1,346,844	B,F

					2,723,844

Total Yankee Bonds (Cost — $53,489,457)					39,228,994

Foreign Government Obligations — 2.1%
France Government Bond OAT	3.150%	7/25/32	9,760,366	EUR	15,741,396	J

Total Foreign Government Obligations (Cost — $16,749,652)					15,741,396

Preferred Stocks — 1.1%
Citigroup Inc.	8.125%		312,000	shs	5,148,000	B
Fannie Mae	8.250%		675,425		1,472,426	B,E
Freddie Mac	8.375%		757,850		1,235,296	B,E

Total Preferred Stocks (Cost — $43,932,269)					7,855,722

Total Long-Term Securities (Cost — $864,579,782)					795,502,354

Investment of Collateral From Securities Lending — 26.1%
State Street Navigator Securities Lending Prime Portfolio			$195,344,008		195,344,008

Total Investment of Collateral From Securities Lending (Cost — $195,344,008)					195,344,008

Short-Term Securities — 5.7%
Repurchase Agreements — 5.7%
Morgan Stanley 1.15%, dated 9/30/08, to be repurchased at $42,605,361 on 10/1/08 (Collateral: $42,160,000 Federal Home Loan Bank bonds, 5.650% due 7/9/18, value $43,455,998)			42,604,000		42,604,000

Total Short-Term Securities (Cost — $42,604,000)					42,604,000

Total Investments — 138.3% (Cost — $1,102,527,790)K					1,033,450,362
Obligation to return collateral for securities loaned — (26.1)%					(195,344,008)
Other Assets Less Liabilities — (12.2)%					(91,004,984)
Net Assets — 100.0%					$747,101,370

Net Asset Value Per Common Share:					$12.21

	Expiration	Actual Contracts	Appreciation/ (Depreciation)
Options WrittenL
Eurodollar Futures Call, Strike Price $97.50	October 2008	104	25,480
Eurodollar Futures Put, Strike Price $96.88	October 2008	104	(79,820)
U.S. Treasury Note Futures Call, Strike Price $115.00	October 2008	149	90,263
U.S. Treasury Note Futures Put, Strike Price $112.00	October 2008	149	(86,456)

			$(50,533)

	Settlement	Contract to				Unrealized Gain/(Loss)
Broker	Date	Recieve		Deliver
Credit Suisse First Boston (London)	11/5/08	USD	16,091,221	EUR	11,400,000	$1,624,379
Deutche Bank AG London	11/5/08	JPY	1,861,112,700	USD	17,614,082	262,668

						$1,887,047

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

N.M. Not Meaningful.

A

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

B	All or a portion of this security is on loan.
C	Position, or a portion thereof, with an aggregate market value of $153,011,150 has been segregated to collateralize reverse repurchase agreements.
D

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate ("EURIBOR") Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of September 30, 2008.

E

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund's investment adviser has determined to be liquid, represent 6.61% of net assets.

G	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
H	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
I	Bond is in default subsequent to September 30, 2008.
J

Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country's Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,197,977
Gross unrealized depreciation	(72,275,405)

Net unrealized depreciation	$(69,077,428)

L	Options are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.
EUR	— Euro

Investment Valuation

The Fund's securities are valued under policies approved by and under the general oversight of the Board of Trustees. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$1,033,450,362	$7,855,722	$1,025,594,640	—
Other Financial Instruments*
Derivatives	(16,556,337)	(50,533)	(16,505,804)	—
Foreign Forward Currency Contracts	1,887,047	—	1,887,047
Reverse Repurchase Agreement	(88,603,845)	—	(88,603,845)	—

Total Value	$930,177,227	$7,805,189	$922,372,038	—

*	Other financial instruments include reverse repurchase agreements, forward foreign currency contracts and derivatives, e.g futures, options and swaps contracts.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian acting on the fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Lending

The Fund lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2008, the market value of the securities on loan to broker-dealers was $191,359,720, for which the Fund received collateral of $195,344,008 in cash. Such collateral is in the possession of the Fund’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Fund’s Portfolio of Investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, a fund sells a security subject to an obligation to repurchase the security from the buyer at an agreed-upon time and price, thereby determining the yield to the buyer during the buyer’s holding period. A reverse repurchase agreement involves the risk, among others, that the market value of the collateral retained by the fund may decline below the price of the securities the fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In entering into reverse repurchase agreements, the Fund will maintain cash, U.S. government securities or other liquid debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements or will take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon valuations furnished by an independent pricing service and the change, if any, is recorded as unrealized appreciation or depreciation.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of a swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statement of operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statement of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

The following is a summary of open credit default swap contracts outstanding as of September 30, 2008.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized (Depreciation)
Credit Default Swaps

Barclays Capital Inc. (CDX HVOL 7)	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$17,000,000	$(1,482,815)

Barclays Capital Inc. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	8,316,000	(515,750)

Barclays Capital Inc. (CDX IG 8)	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	40,600,000	(1,848,365)

JP Morgan Chase & Co. (CDX HY 8)	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	15,741,000	(1,529,101)

JP Morgan Chase & Co. (Ford Motor Credit Corporation, 7%, due 10/1/13)	March 20, 2011	Specified amount upon credit event notice	5.1% Quarterly	10,000,000	(3,323,508)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2011	Specified amount upon credit event notice	4.17% Quarterly	10,000,000	(5,117,260)

JP Morgan Chase & Co. (SLM Corporation, 5.125%, due 8/27/12)	December 20, 2012	Specified amount upon credit event notice	2.50% Quarterly	8,100,000	(2,689,005)

			Total Unrealized Depreciation		$(16,505,804)

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	November 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund
Date:	November 19, 2008